UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane Drake

2220 E Route 66 #226, Glendora, CA 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: July 1, 2023 – October 31, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	SilverPepper Merger Arbitrage Fund
Reporting Period:	7/1/2023 - 10/31/2023 (date of liquidation)

Issuer Name*	CUSIP	Meeting Dat* (MM/DD/YYYY)	Vote Description*	Vote Category*	Vote Source	Shares Voted*	Shares on Loan*	How Voted	Shares Voted	Management Recommendation
HORIZON THERAPEUTICS PLC	G46188	7/27/2023	Approval, on an advisory basis, of the compensati on of our named executi veoffi cers, as disclosed in the Proxy Statement.	COMPENSATION	Issuer	58377	0	FOR	58377	FOR
GREENHILL & CO., INC.	395259	8/16/2023	Proposal to approve, on an advisory (nonbinding) basis, the compensati on thatmay be paid or become payable to Greenhill's named executi ve offi cers that isbased on or otherwise relates to the Merger Agreement and the transacti onscontemplated by the Merger Agreement (the "Compensati on Proposal").	COMPENSATION	Issuer	112443	0	FOR	112443	FOR
IROBOT CORPORATION	462726	10/12/2023	To approve, on an advisory (non-binding) basis, certain compensati on that maybe paid or become payable to iRobot's named executi ve offi cers in connecti onwith the merger.	COMPENSATION	Issuer	54087	0	FOR	54087	FOR
AMERICAN NATIONALBANKSHARES INC.	027745	11/14/2023	Proposal to approve, on an advisory (non-binding) basis, specifi ed compensati on thatmay be paid or become payable to the named executi ve offi cers of American Nati onalthat is based on or otherwise relates to the merger.	COMPENSATION	Issuer	18117	0	FOR	18117	FOR
HERSHA HOSPITALITY TRUST	427825	11/8/2023	To consider and vote on a proposal to approve, on a non-binding, advisory basis,the compensati on that may be paid or become payable to our named executi veoffi cers in connecti on with the Company Merger.	COMPENSATION	Issuer	100000	0	FOR	100000	FOR
SPLUNK INC.	848637	11/28/2023	To approve, on a non-binding, advisory basis, the compensati on that may be paidor become payable to Splunk named executi ve offi cers that is based on orotherwise relates to the Merger Agreement and the transacti ons contemplated bythe Merger Agreement.	COMPENSATION	Issuer	2827	0	FOR	2827	FOR

Form N-PX	Proxy Voting Records
Fund Name:	SilverPepper Commodity Strategies Global Macro Fund
Reporting Period:	7/1/2023 - 10/31/2023 (date of liquidation)

The Fund invests in securities that do not have voting rights. No votes have been cast on securities by the Fund during the reporting period.

Form N-PX	Proxy Voting Record
Fund Name:	SilverPepper Long/Short Emerging Markets Currency Fund
Reporting Period:	7/1/2023 - 10/31/2023 (date of liquidation)

The Fund invests in securities that do not have voting rights. No votes have been cast on securities by the Fund during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)*	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	March 8, 2024

*	Print the name and title of each signing officer under his or her signature.